UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2020

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Argentina — 6.0%
Consumer Discretionary — 6.0%
Despegar.com*	63,307	$786,273
MercadoLibre*	37,327	21,671,310
Total Argentina		22,457,583

Brazil — 4.8%
Consumer Discretionary — 1.3%
B2W Cia Digital*	238,831	3,162,535
CVC Brasil Operadora e Agencia de Viagens	197,000	1,873,417
		5,035,952
Information Technology — 3.5%
Pagseguro Digital, Cl A*	220,715	7,491,067
StoneCo, Cl A*	137,982	5,654,503
		13,145,570
Total Brazil		18,181,522

China — 51.4%
Communication Services — 22.3%
58.com ADR*	116,985	7,196,917
Autohome ADR*	89,601	6,097,348
Baidu ADR*	178,720	21,183,682
Bilibili ADR*	218,187	3,770,271
Bitauto Holdings ADR*	63,596	945,037
Changyou.com ADR* (A)	23,207	221,627
Fang Holdings ADR* (A)	80,311	152,591
HUYA ADR* (A)	40,385	852,123
iQIYI ADR* (A)	228,454	4,374,894
Momo ADR*	191,032	7,150,328
NetEase ADR	72,490	22,857,547
Qutoutiao ADR* (A)	214,026	627,096
SINA*	82,520	2,879,123
Sogou ADR* (A)	107,094	525,831
Weibo ADR*	39,317	1,683,161
YY ADR*	46,794	2,984,989
		83,502,565
Consumer Discretionary — 26.4%
Alibaba Group Holding ADR*	164,631	32,926,200
Baozun ADR* (A)	22,824	866,627
JD.com ADR*	535,473	17,483,194
Pinduoduo ADR*	759,151	27,291,478
Secoo Holding ADR* (A)	51,383	326,282
Trip.com Group ADR*	426,590	14,179,852
Uxin ADR* (A)	271,179	675,236
Vipshop Holdings ADR*	414,785	5,300,952
		99,049,821
Financials — 1.3%
FinVolution Group ADR	213,720	626,199
Futu Holdings ADR* (A)	55,324	578,136
Jianpu Technology ADR* (A)	141,215	296,552
LexinFintech Holdings ADR*	146,333	1,742,826
Qudian ADR*(A)	293,716	1,456,831
Yiren Digital ADR*	18,839	97,586
		4,798,130
Industrials — 1.2%
51job ADR*	53,726	4,223,938
China Index Holdings ADR*	80,429	282,306
		4,506,244
Information Technology — 0.2%
21Vianet Group ADR*	96,258	651,667
Total China		192,508,427

Germany — 0.2%
Consumer Discretionary — 0.2%
Jumia Technologies ADR* (A)	94,409	591,000
Total Germany		591,000

Hong Kong — 9.5%
Communication Services — 7.5%
China Literature* (A)	223,600	858,380
NetDragon Websoft	213,000	492,517
Tencent Holdings	631,292	26,758,990
		28,109,887
Financials — 0.7%
Yixin Group* (A)	3,465,000	796,781
ZhongAn Online P&C Insurance, Cl H* (A)	542,300	1,874,002
		2,670,783
Health Care — 0.2%
Ping An Healthcare and Technology* (A)	108,700	723,486

Industrials — 0.1%
HC Group (A)	707,697	230,542

Information Technology — 1.0%
Kingdee International Software Group	3,427,000	3,397,339
Meitu*	2,778,000	511,043
		3,908,382
Total Hong Kong		35,643,080

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2019 (Unaudited) (concluded)

Description	Shares	Fair Value

India — 1.3%
Communication Services — 0.8%
Info Edge India	82,002	$3,010,598

Consumer Discretionary — 0.4%
MakeMyTrip*	61,570	1,602,667

Information Technology — 0.1%
Just Dial*	56,993	449,668
Total India		5,062,933

Netherlands — 1.8%
Consumer Discretionary — 1.8%
Prosus*	101,921	6,952,811
Total Netherlands		6,952,811

Russia — 5.8%
Communication Services — 5.5%
Mail.Ru Group GDR*	243,465	4,917,993
Yandex, Cl A*	377,487	15,843,129
		20,761,122
Information Technology — 0.3%
QIWI ADR	63,507	1,258,709
Total Russia		22,019,831

South Africa — 5.1%
Communication Services — 1.2%
MultiChoice Group*	523,679	4,332,244

Consumer Discretionary — 3.9%
Naspers, Cl N	101,921	14,571,232
Total South Africa		18,903,476

South Korea — 11.3%
Communication Services — 10.8%
AfreecaTV	9,514	546,120
Com2uSCorp	11,128	949,670
Kakao	57,223	7,533,485
NAVER	157,468	22,930,615
NCSoft	18,222	7,605,678
NHN*	13,795	790,688
		40,356,256
Consumer Discretionary — 0.4%
CJ ENM (B)	12,652	1,634,589

Information Technology — 0.1%
Cafe24*	8,254	342,068
Total South Korea		42,332,913

Thailand — 1.8%
Communication Services — 1.8%
Sea ADR*	181,845	6,735,539
Total Thailand		6,735,539

Total Common Stock
(Cost $372,906,789)		371,389,115

SHORT-TERM INVESTMENT — 4.0%
Invesco Government & Agency Portfolio, Cl Institutional, 1.530%, (C) (D)	15,155,902	15,155,902

Total Short-Term Investment
(Cost $15,155,902)		15,155,902

Total Investments in Securities - 103.0%
(Cost $388,062,691)		$386,545,017

Percentages are based on net assets of $375,222,216.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $14,628,365.
(B)	Securities considered restricted. The total market value of such securities as of November 30, 2019 was $1,634,589 and represented 0.4% of Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of November 30, 2019 was $15,155,902.
(D)	The rate shown is the 7-day effective yield as of November 30, 2019.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of November 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period November 30, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 29, 2020